Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity Risk Management and Strategy

We have developed and maintain cybersecurity risk management protocols and policies intended to protect the confidentiality, integrity, and availability of our critical systems and information and to manage risks related to our network and cloud security, including security measures and controls to identify, protect and detect cybersecurity risks, and to respond to, and recover from cybersecurity incidents. We provide cybersecurity awareness training for our employees and all new employees must confirm receipt and review of our protocols and policies.

We have engaged a third party to provide operational support for cybersecurity risks and to assess, test or otherwise assist with aspects of our security controls, including our exposure to risks from use of third-party service providers, on an ongoing basis. This forms a critical part of our risk management strategy, which we believe facilitates effective management and mitigation of risks and ensures adherence to applicable regulatory and industry standards.

As of the date of this report, we do not believe that any risks from cybersecurity threats have materially affected, or are reasonably likely to materially affect, us, including our business strategy, results of operations, or financial condition. However, despite our efforts, we cannot eliminate all risks from cybersecurity threats, or provide assurances that we have not experienced an undetected cybersecurity incident. For more information about these risks, please see Item 3.D. “Risk Factors – Risks Related to Our Business, Industry and Regulatory Requirements - Significant disruptions of information technology systems, cyberattacks and other security breaches could compromise our proprietary and confidential information, which could harm our business and reputation.”

Cybersecurity Governance

Our audit committee provides oversight of our cybersecurity risk management and of our protocols and processes for managing cybersecurity risks in the context of overall risk management oversight.

Our cybersecurity risk management and the related protocols and processes are overseen by our management team, which will provide applicable updates to our audit committee regarding cybersecurity threats, if and when they materialize, or upon the occurrence of any cybersecurity incident. Our management team is responsible for the supervision of our retained external cybersecurity consultants, who oversee the systems upon which we rely to identify cybersecurity incidents.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	we do not believe that any risks from cybersecurity threats have materially affected, or are reasonably likely to materially affect, us, including our business strategy, results of operations, or financial condition. However, despite our efforts, we cannot eliminate all risks from cybersecurity threats, or provide assurances that we have not experienced an undetected cybersecurity incident.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

As of the date of this report, we do not believe that any risks from cybersecurity threats have materially affected, or are reasonably likely to materially affect, us, including our business strategy, results of operations, or financial condition. However, despite our efforts, we cannot eliminate all risks from cybersecurity threats, or provide assurances that we have not experienced an undetected cybersecurity incident. For more information about these risks, please see Item 3.D. “Risk Factors – Risks Related to Our Business, Industry and Regulatory Requirements - Significant disruptions of information technology systems, cyberattacks and other security breaches could compromise our proprietary and confidential information, which could harm our business and reputation.”

Cybersecurity Risk Board of Directors Oversight [Text Block]

Cybersecurity Governance

Our audit committee provides oversight of our cybersecurity risk management and of our protocols and processes for managing cybersecurity risks in the context of overall risk management oversight.

Our cybersecurity risk management and the related protocols and processes are overseen by our management team, which will provide applicable updates to our audit committee regarding cybersecurity threats, if and when they materialize, or upon the occurrence of any cybersecurity incident. Our management team is responsible for the supervision of our retained external cybersecurity consultants, who oversee the systems upon which we rely to identify cybersecurity incidents.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our audit committee provides oversight of our cybersecurity risk management and of our protocols and processes for managing cybersecurity risks in the context of overall risk management oversight.